Condensed Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 11,734
Marketable securities	19,749	525,287
Prepaid expenses	19,334	114,270
Deferred offering costs			22,671
Total current assets	39,083	651,291	22,671
Cash held in Trust Account	73,516,414	73,510,915
Total assets	73,555,497	74,162,206	22,671
Current liabilities:
Accounts payable and accrued liabilities	1,594,113	33,772	16,309
Related party advances			10,000
Warrant liability	2,143,416	3,399,878
Total current liabilities	3,737,529	3,433,650	26,309
Deferred underwriting commissions	2,911,260	2,911,260
Total liabilities	6,648,789	6,344,910	26,309
Commitments and Contingencies (Note 5)
Common stock subject to possible redemption, 7,278,151 shares at redemption value	73,509,325	73,509,325
Stockholder’s deficit:
Preferred stock, par value $0.001, 1,000,000 shares authorized; 0 issued and outstanding
Common stock, par value $0.001, 100,000,000 shares authorized; 1,819,538 shares issued and outstanding (excluding 7,278,151 shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively	1,820	1,820
Additional paid-in capital
Accumulated deficit	(6,604,437)	(5,693,849)	(3,638)
Total stockholder’s deficit	(6,602,617)	(5,692,029)	(3,638)
Total liabilities and stockholder’s deficit	$ 73,555,497	$ 74,162,206	$ 22,671